BONDS AND NOTES ISSUED (Details) S/ in Thousands, $ in Thousands, in Thousands		1 Months Ended		12 Months Ended
		Oct. 31, 2017	Nov. 30, 2016	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 VEF ( )
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest				S/ 16,049,234	S/ 15,750,467
Notes and debentures issued				16,242,257	15,939,603
Senior Notes Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			U.S. Treasury plus 20 base points
CCR Inc. MMT 100 - Secured notes [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	[1]			670,132	1,120,309
Negotiable certificate of deposit - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis		variable rate, fixed as the average of at least three valuations of the internal rate of return for sovereign bonds issued by the Peruvian Government (with maturity in 2037), plus 150 basis points
Subordinated negotiable certificates - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			floating interest rate, established as three month Libor plus 2.79 percent
Senior note [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest				1,958,571	0
Fixed interest rate [member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest				1,490,185	1,619,067
Interest payable				193,023	189,136
Notes and debentures issued				S/ 16,242,257	15,939,603
Fixed interest rate [member] | Senior Notes One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[2]			5.38
Borrowings Interest Payment Basis	[2]			Semi-annual
Borrowings, maturity	[2]			September 2020
Notes And Debenture Issued Excluding Accrued Interest	[2]			S/ 2,612,379	2,755,382
Fixed interest rate [member] | Senior Notes Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[2],[3]			Between 2.75 and 4.25
Borrowings Interest Payment Basis	[2],[3]			Semi-annual
Borrowings, maturity	[2],[3]			Between January 2018 and April 2023
Issued amount | $	[2],[3]					$ 596,455
Notes And Debenture Issued Excluding Accrued Interest	[2],[3]			S/ 1,948,082	2,082,913
Fixed interest rate [member] | Senior Notes Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[4]			4.25
Borrowings Interest Payment Basis	[4]			Semi-annual
Borrowings, maturity	[4]			April 2023
Issued amount | $	[4]					350,000
Notes And Debenture Issued Excluding Accrued Interest	[4]			S/ 1,066,904	1,086,997
Fixed interest rate [member] | Senior Notes Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[5]			2.25
Borrowings Interest Payment Basis	[5]			Semi-annual
Borrowings, maturity	[5]			October 2019
Issued amount | $	[5]					300,000
Notes And Debenture Issued Excluding Accrued Interest	[5]			S/ 954,131	1,005,955
Fixed interest rate [member] | Corporate bonds Second Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount				S/ 200,000
Fixed interest rate [member] | Corporate bonds Second Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				Between 7.47 and 8.50
Borrowings Interest Payment Basis				Quarterly
Borrowings, maturity				Between June and July 2018
Notes And Debenture Issued Excluding Accrued Interest				S/ 194,883	200,000
Fixed interest rate [member] | Corporate bonds Third Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount				S/ 98,800
Fixed interest rate [member] | Corporate bonds Third Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				Between 5.38 and 5.41
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				Between May and July 2017
Issued amount				S/ 100,000
Notes And Debenture Issued Excluding Accrued Interest				S/ 0	20,766
Fixed interest rate [member] | Corporate bonds Third Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				4.78
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				December 2017
Notes And Debenture Issued Excluding Accrued Interest				S/ 0	91,505
Fixed interest rate [member] | Corporate bonds Third Program Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				Between 6.59 and 6.97
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				Between January and March 2017
Notes And Debenture Issued Excluding Accrued Interest				S/ 0	78,815
Fixed interest rate [member] | Corporate bonds Fourth Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount				S/ 550,000
Fixed interest rate [member] | Corporate bonds Fourth Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				Between 5.31 and 7.25
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				Between December 2021 and November 2022
Issued amount				S/ 100,000
Notes And Debenture Issued Excluding Accrued Interest				S/ 530,034	549,400
Fixed interest rate [member] | Corporate bonds Fourth Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				6.56
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				July 2018
Issued amount				S/ 100,000
Notes And Debenture Issued Excluding Accrued Interest				S/ 86,513	86,950
Fixed interest rate [member] | Corporate bonds Fourth Program Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				7.16
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				June 2019
Notes And Debenture Issued Excluding Accrued Interest				S/ 89,087	85,000
Fixed interest rate [member] | Corporate bonds Fifth Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				6.41
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				April 2019
Issued amount				S/ 172,870
Notes And Debenture Issued Excluding Accrued Interest				S/ 162,096	172,391
Fixed interest rate [member] | Corporate bonds Fifth Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				5.59
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				June 2019
Issued amount				S/ 150,000
Notes And Debenture Issued Excluding Accrued Interest				S/ 136,311	150,000
Fixed interest rate [member] | Corporate bonds Fifth Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				5.625
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				November 2019
Issued amount				S/ 138,410
Notes And Debenture Issued Excluding Accrued Interest				S/ 123,761	138,075
Fixed interest rate [member] | Corporate bonds Sixth Program [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				5.16
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				May 2017
Issued amount				S/ 50,000
Notes And Debenture Issued Excluding Accrued Interest				S/ 0	46,165
Fixed interest rate [member] | Subordinated bonds - BCP One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[6]			6.13
Borrowings Interest Payment Basis	[6]			Semi-annual
Borrowings, maturity	[6]			April 2027
Issued amount | $	[6]					720,000
Notes And Debenture Issued Excluding Accrued Interest	[6]			S/ 2,333,152	2,423,720
Fixed interest rate [member] | Subordinated bonds - BCP Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[7]			6.88
Borrowings Interest Payment Basis	[7]			Semi-annual
Borrowings, maturity	[7]			September 2026
Issued amount | $	[7]					350,000
Notes And Debenture Issued Excluding Accrued Interest	[7]			S/ 1,135,050	1,194,773
Fixed interest rate [member] | Junior Subordinated bonds - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[8]			9.75
Borrowings Interest Payment Basis	[8]			Semi-annual
Borrowings, maturity	[8]			November 2069
Issued amount | $	[8]					250,000
Notes And Debenture Issued Excluding Accrued Interest	[8]			S/ 813,695	851,423
Fixed interest rate [member] | Subordinated bonds First Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				6.22
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				May 2027
Issued amount				S/ 15,000
Notes And Debenture Issued Excluding Accrued Interest				S/ 15,000	15,000
Fixed interest rate [member] | Subordinated bonds First Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				6.97
Borrowings Interest Payment Basis				Quarterly
Borrowings, maturity				November 2026
Issued amount | $						60,000
Notes And Debenture Issued Excluding Accrued Interest				S/ 193,900	200,655
Fixed interest rate [member] | Subordinated bonds Second Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				8.5
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				May 2026
Issued amount				S/ 100,000
Notes And Debenture Issued Excluding Accrued Interest				S/ 100,000	100,000
Fixed interest rate [member] | Subordinated bonds Second Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				7.22
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				June 2027
Issued amount				S/ 30,000
Notes And Debenture Issued Excluding Accrued Interest				S/ 29,953	0
Fixed interest rate [member] | Negotiable certificate of deposit - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				7.17
Borrowings Interest Payment Basis	[9]			Semi-annual
Borrowings, maturity	[9]			October 2022
Issued amount	[9]			S/ 483,280
Notes And Debenture Issued Excluding Accrued Interest	[9]			S/ 0	478,837
Fixed interest rate [member] | Negotiable certificate of deposit - Mibanco [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				Between 1.8 and 5.9
Borrowings Interest Payment Basis				Annual
Borrowings, maturity				Between January 2017 and December 2019
Issued amount				S/ 2,998
Notes And Debenture Issued Excluding Accrued Interest				S/ 1,461	2,998
Fixed interest rate [member] | Subordinated negotiable certificates - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[10]			6.88
Borrowings Interest Payment Basis	[10]			Semi-annual
Borrowings, maturity	[10]			September 2026
Notes And Debenture Issued Excluding Accrued Interest	[10]			S/ 390,450	402,139
Fixed interest rate [member] | Leasing bonds Fifth Program [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				8.72
Borrowings Interest Payment Basis				Quarterly
Borrowings, maturity				August 2018
Notes And Debenture Issued Excluding Accrued Interest				S/ 100,000	100,000
Fixed interest rate [member] | Corporate bonds Fifth Program Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				5.91
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				January 2020
Issued amount				S/ 182,410
Notes And Debenture Issued Excluding Accrued Interest				S/ 167,500	0
Fixed interest rate [member] | Subordinated bonds Third Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				Between 6.19 and 8.16
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				Between October 2021 and December 2022
Issued amount				S/ 110,000
Notes And Debenture Issued Excluding Accrued Interest				S/ 39,978	109,980
Fixed interest rate [member] | Subordinated bonds Third Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				7.75
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				July 2024
Issued amount				S/ 88,009
Notes And Debenture Issued Excluding Accrued Interest				S/ 87,869	88,009
Fixed interest rate [member] | Subordinated bonds Third Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				6.25
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				August 2028
Issued amount |							70,000
Notes And Debenture Issued Excluding Accrued Interest				S/ 33,072	34,196
Fixed interest rate [member] | Subordinated bonds Third Program Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				5.25
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				August 2022
Issued amount |							137,200
Notes And Debenture Issued Excluding Accrued Interest				S/ 65,677	68,180
Fixed interest rate [member] | Senior note [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount				2,000,000
Fixed interest rate [member] | Subordinated negotiable certificates - BCP one [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount | $	[10]					126,120
Fixed interest rate [member] | Subordinated negotiable certificates - BCP Two [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount | $	[10]					2,960
Fixed interest rate [member] | Leasing bonds First program [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount				S/ 100,000
Fixed interest rate [member] | Senior Notes Five [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				4.85
Borrowings Interest Payment Basis				Semi-annual
Borrowings, maturity				October 2020
Two Thousand Ten Series C Floating Rate [Member] | CCR Inc. MMT 100 - Secured notes [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[1]			Libor 1M + 44.5 bp
Borrowings Interest Payment Basis	[1]			Monthly
Borrowings, maturity	[1]			July 2017
Issued amount | $	[1]					350,000
Notes And Debenture Issued Excluding Accrued Interest	[1]			S/ 0	S/ 179,230
Two Thousand Ten Series C Floating Rate [Member] | CCR Inc. MMT 100 - Secured notes [Member] | Cash flow hedges [member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, maturity					matured in July 2017.
Two Thousand Twelve Series A And B Floating Rate [Member] | CCR Inc. MMT 100 - Secured notes [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[1]			Libor 1M + 22.5 bp
Borrowings Interest Payment Basis	[1]			Monthly
Borrowings, maturity	[1]			July 2017
Issued amount | $	[1]					150,000
Notes And Debenture Issued Excluding Accrued Interest	[1]			S/ 0	S/ 97,884
Two Thousand Twelve Series C Floating Rate [Member] | CCR Inc. MMT 100 - Secured notes [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[1]			4.75
Borrowings Interest Payment Basis	[1]			Monthly
Borrowings, maturity	[1]			July 2022
Issued amount | $	[1]					$ 315,000
Notes And Debenture Issued Excluding Accrued Interest	[1]			S/ 670,132	843,195
Floating Interest Rate Member [Member] | Subordinated negotiable certificates - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[10]			Libor 3M+ 279 bp
Borrowings Interest Payment Basis	[10]			Semi-annual
Borrowings, maturity	[10]			November 2021
Notes And Debenture Issued Excluding Accrued Interest	[10]			S/ 9,593	S/ 9,934

[1]	All issuances are secured by the collection of BCP’s (including its foreign branches) future inflows from electronic messages sent through the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”) network and utilized within the network to instruct correspondent banks to make a payment of a certain amount to a beneficiary that is not a financial institution. At December 31, 2016, cash flows of issuances in 2010 with series “C”, which are subject to variable interest rates, have been hedged using an IRS designated as cash flows hedges for a nominal amount of S/179.2 million, See Note 12(b); through the IRS, said issuance was converted to a fixed interest rate. The issue matured in July 2017.
[2]	The Group can redeem these notes in whole or in a part at any time, with the penalty of the payment of an interest rate equivalent to that of the American Treasury plus 40 basis points. Payment of principal will take place at the date of maturity or redemption of the notes.
[3]	In June 2014, the Group offered an exchange to the holders of senior notes, by which the notes were partially replaced with new notes, at market rate, with the same characteristics of the senior notes indicated in (i) above.
[4]	The Group can redeem these notes in whole or in part at any time, with the penalty of the payment of an interest rate equivalent to that of the American Treasury plus 50 basis points. Payment of principal will take place at the date of maturity or redemption.
[5]	The Group may redeem all or part of the notes at any time, subject to a penalty of a rate of interest equal to that of the U.S. Treasury plus 20 base points. The payment of principal will take place on the maturity date of the notes or when the Group redeems them.
[6]	From 2022, the Bank will pay a floating interest rate of three month Libor plus 704.3 basis points. Between April 24, 2017 and April 24, 2022, the Bank may redeem all or part of the subordinated bonds with the penalty of the payment of an interest rate equivalent to that of the American Treasury plus 50 basis points. Additionally, from April 25, 2022 or at any later date of coupon payment, the Bank will be able to redeem all or part of the bonds without penalty. Payment of principal will take place at the date of maturity of bonds or upon redemption. In January 2014, the Bank, through its Panama Branch increased the issue of its subordinated bonds by an amount of US$200.0 million in the international market, as occurred in April 2013, when it carried out a first increase for an amount of US$170.0 million, with the same characteristics of the issue made in April 2012 for US$350.0 million.
[7]	From September 16, 2021, the interest rate becomes a floating rate of three month Libor plus 770.8 basis points. Between September 16, 2016 and September 15, 2021, the Group may redeem all or part of the bonds, with the penalty of the payment of an interest equivalent to the American Treasury plus 50 basis points. Additionally, from September 16, 2021 or at any later date of coupon payment, the Group can redeem all or part of the bonds without penalty. Payment of principal will take place at the date of maturity of bonds or upon redemption.
[8]	In November 2019, interest rate will become a variable rate of three month Libor plus 816.7 basis points. On that date and on any interest payment date the Bank can redeem 100 percent of the bonds without penalty. Payment of principal will take place at the date of maturity or upon redemption. This issuance, as authorized by the SBS, qualifies as “Tier 1” equity in the determination of the regulatory capital (“patrimonio efectivo”) and has no related guarantees.
[9]	In October 2017, the interest rate became a variable rate, fixed as the average of at least three valuations of the internal rate of return for sovereign bonds issued by the Peruvian Government (with maturity in 2037), plus 150 basis points, with semiannual payments. The Group, using the powers conferred to it, on October 15, 2017, redeemed 100 percent of the negotiable certificates of deposit, without penalties.
[10]	Until October 2016, said certificates bore interest at the fixed rate of 6.88 percent per annum. From November 2016, the interest rate will change to a floating interest rate, established as three month Libor plus 2.79 percent, with semiannual payments. Furthermore, from said date, the Group can redeem 100 percent of the debt, without penalties. Payment of principal will take place at the date of maturity of bonds or upon redemption.